Commitments, contingencies and operating risks - Pledge of assets and guarantees issued (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assets pledged and guarantees
Maximum term of guaranties issued to non-related parties	5 years
Financial and performance guaranties issued	₽ 8,545	₽ 1,260
Major partner | Debt securities
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	3,628	1,445
Major partner | Cash deposit
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	33	0
CBR | Debt securities
Assets pledged and guarantees
Pledged financial instruments as collateral for bank guarantee	₽ 203	₽ 484